Capital Structure and Financial Matters - Capital transactions (Details)									1 Months Ended				9 Months Ended		12 Months Ended
	Oct. 20, 2022 DKK (kr) shares	Oct. 20, 2022 DKK (kr) $ / shares	Oct. 13, 2022 shares	Oct. 03, 2022 USD ($)	Nov. 09, 2021 USD ($) $ / shares shares	Nov. 05, 2021 shares	Feb. 05, 2021 USD ($) $ / shares shares	Aug. 10, 2020 kr / shares shares	Nov. 30, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 31, 2023 kr / shares	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 DKK (kr) kr / shares	Oct. 31, 2022 DKK (kr)	Aug. 31, 2022 kr / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2021 kr / shares	Nov. 30, 2021 DKK (kr)	Nov. 19, 2021	Nov. 09, 2021 DKK (kr)	Feb. 28, 2021 DKK (kr)	Feb. 05, 2021 DKK (kr) kr / shares	Jan. 04, 2021 kr / shares	Dec. 31, 2019 USD ($)
Disclosure of classes of share capital [line items]
Payments for share issue costs | $													$ 180,000	$ 355,000	$ 3,760,000	$ 128,000
Registered, issued, and outstanding share capital													4,415,000		3,755,000				$ 3,886,000	kr 24,139,413							kr 23,141,524	kr 19,198,668
Share capital | $													$ (2,734,000)	$ 13,548,000	$ 32,437,000	$ 7,038,000		$ 2,535,000	$ 8,303,000				$ (20,150,000)								$ 9,362,000
Follow-on public offering
Disclosure of classes of share capital [line items]
Number of ordinary shares per ADS																									1
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Ordinary shares sold (in shares)											269,136	745,380
Weighted average share price | $ / shares											$ 8.89	$ 8.89
Proceeds from issue of shares | $											$ 2,400,000	$ 6,600,000
Increase in authorized number of shares								745,380
Additional increase in authorized number of shares								1,800,000
Nominal value per share | kr / shares								kr 1												kr 1		kr 1		kr 1					kr 1	kr 1
Additional number of ordinary share warrants allowed to issue								1,298,196
Payments for share issue costs | $											$ 144,022
Registered, issued, and outstanding share capital | kr	kr 24,092,330	kr 24,092,330																			kr 24,139,413						kr 23,141,524		kr 19,198,668
Ordinary Shares [Member] | IPO
Disclosure of classes of share capital [line items]
Nominal value per share | kr / shares																													kr 1
American Depositary Shares [Member]
Disclosure of classes of share capital [line items]
Ordinary shares sold (in shares)	114,402		114,402										3,323,212
Weighted average share price | $ / shares		kr 2.76											$ 1.79
Proceeds from issue of shares | $				$ 300,000									$ 6,000,000.0
Nominal value per share | kr / shares																	kr 1
Number of ordinary shares per ADS													1				1
American Depositary Shares [Member] | IPO
Disclosure of classes of share capital [line items]
Ordinary shares sold (in shares)							3,000,000			3,000,000
Weighted average share price | $ / shares							$ 10.00			$ 10.00
Proceeds from issue of shares | $							$ 25,300,000			$ 25,300,000
Number of ordinary shares per ADS																												1	1
American Depositary Shares [Member] | Follow-on public offering
Disclosure of classes of share capital [line items]
Ordinary shares sold (in shares)					3,942,856				3,942,856
Weighted average share price | $ / shares					$ 7.00				$ 7.00
Proceeds from issue of shares | $					$ 24,900,000				$ 24,900,000
Number of ordinary shares per ADS																										1	1
Registered, issued, and outstanding share capital | kr																									kr 23,141,524
American Depositary Shares [Member] | Underwriters option to purchase shares
Disclosure of classes of share capital [line items]
Ordinary shares sold (in shares)					514,285	514,285